Financial Expenses, Net (Details) - Schedule of Financial Expenses, Net - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial income:
Interest on deposits	$ 5,470	$ 3,187
Foreign currency translation differences	245	755
Marketable securities	2,879	699
Other	7	355
Total Financial income	8,601	4,996
Financial expenses:
Remeasurement of liability instruments	(120,419)	(78,953)
Bank charges	(72)	(158)
Changes in exchange rates	(1,167)	(631)
Other	(21)	(80)
Total Financial expenses	(121,679)	(79,822)
Total financial expenses, net	$ (113,078)	$ (74,826)